Long-term Investments - Equity Method Cost Allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
The excess of carrying value has been primarily assigned to:
Impairment charges to the carrying value of investments under cost method	$ 29,000	$ 6,600	$ 10,100
Impairment charge for equity method investments	2,500	0	5,200
Equity Method | E-House
Allocation of cost
Carrying value of investment		210,461	226,640
Proportionate share of net tangible and intangible assets		183,125	208,731
Proportionate share of change of APIC which was not picked up by SINA		17,088	6,476
Excess of carrying value of investment over proportionate share of net tangible and intangible assets		10,248	11,433
The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets		12,689	14,269
Deferred tax liabilities		(2,441)	(2,836)
Excess of carrying value of investment over proportionate share of net tangible and intangible assets		10,248	11,433
Cumulative gain in equity interest		$ 6,604	$ 4,731
Weighted average life of the intangible assets recorded in financial statements		8 years	8 years
Weighted average life of the intangible assets not recorded in financial statements		6 years	6 years
Equity Method | Leju
Allocation of cost
Carrying value of investment	199,662
Proportionate share of net tangible and intangible assets	114,900
Excess of carrying value of investment over proportionate share of net tangible and intangible assets	84,762
The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets	90,175
Deferred tax liabilities	(5,413)
Excess of carrying value of investment over proportionate share of net tangible and intangible assets	84,762
Cumulative gain in equity interest	$ 553
Weighted average life of the intangible assets recorded in financial statements	7 years
Weighted average life of the intangible assets not recorded in financial statements	8 years